Annual Total Returns- DWS Small Mid Cap Growth VIP (Class A) [BarChart] - Class A - DWS Small Mid Cap Growth VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.91%)	14.35%	42.78%	5.74%	(0.90%)	9.08%	22.12%	(13.59%)	22.41%	30.18%